Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	John Hancock Funds III
Prospectus Date	rr_ProspectusDate	Jul. 01, 2012
John Hancock Rainier Growth Fund | Prospectus Class R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JOHN HANCOCK RAINIER GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to maximize long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 90% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	90.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses ($)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the fund invests at least 80% of its net assets in the common stock of large-capitalization growth companies traded in the U.S. The term “growth company” denotes companies with the prospect of strong earnings, revenue or cash flow growth.

The subadviser’s stock selection focuses on companies that are likely to demonstrate strong earnings, revenue or cash flow growth relative to their industry peers. The fund will normally invest in approximately 40 to 80 companies.

The subadviser considers large-capitalization companies to be those currently with market capitalizations of at least $3 billion at time of investment. The fund may invest in common stock of companies of all sizes, including small capitalization companies (when the subadviser believes such companies to be especially attractive). Investments in companies with market capitalization below $3 billion will normally comprise less than 20% of the fund.

The subadviser compares the fund’s economic sector weightings to a large cap growth equity index, such as the Russell 1000 Growth Index, and seeks to avoid extreme sector overweighting and underweighting.

The subadviser favors companies with attractive fundamentals, such as strong revenue, earnings or cash flow growth. Companies with sustainable competitive advantages, potential price or business catalysts, including earnings surprise or market expansion, and disciplined management with shareholder focus are emphasized.

The subadviser also seeks to capture the capital appreciation sometimes associated with high-performing companies identified early in their growth cycles. For emerging companies lacking demonstrated financial results, the strength of the company’s business model, management team and competitive position are given greater analytical emphasis.

The fund may invest up to 25% of its total assets in foreign securities. These include U.S. dollar-denominated securities of foreign issuers and securities of foreign issuers that are traded in the United States. Currently, the subadviser intends to invest only in U.S. dollar-denominated securities of foreign issuers or American Depositary Receipts (ADRs).

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund’s main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

		Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling 1-888-972-8696 between 8:30 a.m. and 5:00 p.m., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund’s performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns These reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Class R6 shares of the fund commenced operations on September 1, 2011. The returns prior to this date (through April 25, 2008) are based on the returns of the Rainier Large Cap Growth Equity Portfolio’s (predecessor fund) Original class shares, first offered on June 15, 2000, and the returns of the fund’s Class A shares (from inception, April 28, 2008) which have been recalculated to apply the estimated fees and expenses of Class R6 shares.

Russell 1000 Growth Index is an unmanaged index containing those securities in the Russell 1000 Index with a greater-than-average growth orientation.

		S&P 500 Index is an unmanaged index that includes 500 widely traded stocks.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison. The S&P 500 Index shows how the fund’s performance compares with the returns of an index of stocks with a broad range of market capitalizations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-972-8696
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/InstitutionalPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns — Class R6 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return The fund’s total return for the three months ended March 31, 2012 was 16.99%. Best quarter: Q3 ’10, 16.12% Worst quarter: Q4 ’08, -25.23%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Class R6 shares of the fund commenced operations on September 1, 2011. The returns prior to this date (through April 25, 2008) are based on the returns of the Rainier Large Cap Growth Equity Portfolio’s (predecessor fund) Original class shares, first offered on June 15, 2000, and the returns of the fund’s Class A shares (from inception, April 28, 2008) which have been recalculated to apply the estimated fees and expenses of Class R6 shares.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-11
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns These reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
John Hancock Rainier Growth Fund | Prospectus Class R6 Shares | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RGRUX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.73%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.83%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.56%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[2]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.86%
1 Year	rr_ExpenseExampleYear01	88
3 Years	rr_ExpenseExampleYear03	424
5 Years	rr_ExpenseExampleYear05	784
10 Years	rr_ExpenseExampleYear10	1,797
2002	rr_AnnualReturn2002	(25.90%)
2003	rr_AnnualReturn2003	34.34%
2004	rr_AnnualReturn2004	11.99%
2005	rr_AnnualReturn2005	12.00%
2006	rr_AnnualReturn2006	7.62%
2007	rr_AnnualReturn2007	20.99%
2008	rr_AnnualReturn2008	(43.69%)
2009	rr_AnnualReturn2009	32.15%
2010	rr_AnnualReturn2010	17.15%
2011	rr_AnnualReturn2011	(3.97%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund’s total return for the three months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	16.99%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.23%)
John Hancock Rainier Growth Fund | Prospectus Class R6 Shares | before tax | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.97%)
5 Year	rr_AverageAnnualReturnYear05	0.25%
10 Year	rr_AverageAnnualReturnYear10	3.13%
John Hancock Rainier Growth Fund | Prospectus Class R6 Shares | After tax on distributions | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.97%)
5 Year	rr_AverageAnnualReturnYear05	0.25%
10 Year	rr_AverageAnnualReturnYear10	3.13%
John Hancock Rainier Growth Fund | Prospectus Class R6 Shares | After tax on distributions, with sale | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.58%)
5 Year	rr_AverageAnnualReturnYear05	0.20%
10 Year	rr_AverageAnnualReturnYear10	2.70%
John Hancock Rainier Growth Fund | Prospectus Class R6 Shares | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.64%
5 Year	rr_AverageAnnualReturnYear05	2.50%
10 Year	rr_AverageAnnualReturnYear10	2.60%
John Hancock Rainier Growth Fund | Prospectus Class R6 Shares | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Year	rr_AverageAnnualReturnYear05	(0.25%)
10 Year	rr_AverageAnnualReturnYear10	2.92%

[1]	"Management fee" has been restated to reflect the new management fee rate effective June 1, 2012.
[2]	The adviser has contractually agreed to reduce its management fee or, if necessary, make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 0.86% for Class R6 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.